UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2012

Vincent P. Corti
AMCAP Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

AMCAP Fund®

[photo of young corn plant in the rain]

Semi-annual report for the six months ended August 31, 2012

AMCAP Fund seeks long-term growth of capital by investing primarily in U.S. companies that have solid long-term growth records and the potential for good future growth.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge
Average annual total return	—	0.60%	7.36%
Cumulative total return	18.18%	3.03%	103.48%

The total annual fund operating expense ratio was 0.73% for Class A shares as of the prospectus dated May 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 31.

Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

[photo of young corn plant in the rain]
Over the six months ended August 31, 2012, the U.S. stock market was volatile amid concerns about the fallout from Europe’s fiscal problems, mixed signals from the domestic economy, and a slowdown in corporate profit growth. However, stocks finished the period higher, in part due to investors’ expectations for a third round of stimulus by the Federal Reserve.

Against this backdrop, AMCAP Fund had a total return of 0.9%, compared with 4.1% for the unmanaged Standard & Poor’s 500 Composite Index — a broad measure of mostly large U.S. stocks — and 1.9% for the Lipper Growth Funds Index, as shown in the chart below.

For the 12 months ended August 31, 2012, AMCAP posted a total return of 13.6%, matching the Lipper Growth Funds Index, while the S&P 500 advanced 18.0%. Over longer periods, the fund exceeded both indexes. For the past five years, AMCAP had an average annual total return of 1.8%, compared with 1.3% for the S&P 500 and 0.4% for the Lipper index. Over its 45-year lifetime, the fund had an average annual total return of 11.1%, compared with 9.5% for the S&P 500 and 8.5% for the Lipper index.

Investment results analysis

Information technology has historically been an important sector for AMCAP and remains so, but in the recent period the health care sector rose to 18.2% of the fund, compared to information technology at 16.3%. The reason for this had to do with a strong showing from several of our health care holdings as well as additional purchases in the sector. Most holdings in the health care sector continue to do well, especially those in the biotechnology industry. Top 10 holdings Gilead Sciences (now the fund’s largest holding), Biogen Idec and Amgen remain solid growth companies coming out with promising new drugs that have either already been approved by the Food and Drug Administration or are expected to be soon.

[Begin Sidebar]
Results at a glance
For periods ended August 31, 2012, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since 5/1/67)
AMCAP (Class A shares)	0.9%	13.6%	1.8%	6.8%	11.1%

Standard & Poor’s 500
Composite Index*	4.1	18.0	1.3	6.5	9.5

Lipper Growth Funds Index	1.9	13.6	0.4	5.6	8.5

*The S&P 500 is unmanaged and, therefore, has no expenses.

[End Sidebar]

The information technology sector had mixed results. For instance, Apple and Oracle, which are among the fund’s 10 largest holdings, had positive returns, with the former benefiting from continuing growth in its base business as well as rising expectations for the latest version of its iPhone. However, shares of Texas Instruments and Adobe Systems declined.

Elsewhere, the energy and materials sectors (which together account for 13.5% of the fund) detracted from returns as the price of oil and other commodities declined amid a slowdown in global demand while supplies remain high. Among the largest detractors were oil and gas producer Apache in the energy sector and specialty chemicals company Celanese in the materials sector.

The fund’s cash position, which increased from 11.5% to 14.8% (including other short-term securities), held back returns as the broader market advanced. However, given the risk of continued volatility in the market, we believe that there is some value to having this “dry powder” in the fund in the event that better market opportunities present themselves. Among the risks that remain are uncertainty about the outcome of the debt crisis in Europe as well as the debt and spending issues here in the U.S.

In periods like this, our long-term focus on companies and their inherent worth is critical to helping us identify and invest in those that represent a good value over the long run. We thank you for taking a long-term perspective, which is particularly important at this time in order to separate short-term price fluctuations from fundamental growth opportunities. We appreciate your support of these efforts in AMCAP Fund.

Cordially,

/s/ Claudia P. Huntington

Claudia P. Huntington
Vice Chairman of the Board

/s/ Timothy D. Armour

Timothy D. Armour
President

October 15, 2012

For current information about the fund, visit americanfunds.com.

Summary investment portfolio   August 31, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See page 35 for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	Percent of net assets

Health Care	18.21%
Information Technology	16.33
Consumer Discretionary	13.60
Energy	9.27
Industrials	8.67
Other industries	19.00
Bonds & notes	0.15
Short-term securities & other assets less liabilities	14.77
[end pie chart]

			Percent
		Value	of net
Common stocks - 85.08%	Shares	(000)	assets

Health care - 18.21%
Gilead Sciences, Inc. (1)	11,624,600	$670,623	2.72%
Biogen Idec Inc. (1)	3,351,400	491,282	1.99
Amgen Inc.	4,405,000	369,668	1.50
St. Jude Medical, Inc.	7,480,000	282,445	1.15
Hologic, Inc. (1)	12,374,100	242,904	.99
Endo Health Solutions Inc. (1) (2)	7,600,000	241,832	.98
Forest Laboratories, Inc. (1)	6,630,000	229,995	.93
Alexion Pharmaceuticals, Inc. (1)	2,125,000	227,821	.92
McKesson Corp.	2,250,000	195,997	.80
BioMarin Pharmaceutical Inc. (1)	4,683,370	174,877	.71
Edwards Lifesciences Corp. (1)	1,676,600	171,198	.70
Other securities		1,188,446	4.82
		4,487,088	18.21

Information technology - 16.33%
Microsoft Corp.	20,510,000	632,118	2.56
Apple Inc.	761,200	506,381	2.05
Oracle Corp.	13,165,000	416,672	1.69
Adobe Systems Inc. (1)	8,641,200	270,210	1.10
Texas Instruments Inc.	8,811,500	255,886	1.04
Accenture PLC, Class A	3,250,000	200,200	.81
Avago Technologies Ltd.	5,168,500	189,012	.77
Other securities		1,554,536	6.31
		4,025,015	16.33

Consumer discretionary - 13.60%
DIRECTV (1)	10,575,000	550,852	2.24
Comcast Corp., Class A	12,013,900	402,826	1.63
Garmin Ltd.	5,199,000	209,780	.85
Johnson Controls, Inc.	7,052,494	191,898	.78
Time Warner Cable Inc.	2,095,613	186,132	.75
Time Warner Inc.	4,433,333	184,205	.75
Tractor Supply Co.	1,900,000	181,412	.74
Netflix, Inc. (1) (2)	3,028,300	180,850	.73
YUM! Brands, Inc.	2,785,000	177,460	.72
News Corp., Class A	7,059,500	165,122	.67
Other securities		921,896	3.74
		3,352,433	13.60

Energy - 9.27%
Schlumberger Ltd.	6,556,940	474,591	1.93
EOG Resources, Inc.	4,110,100	445,124	1.81
Baker Hughes Inc.	6,159,401	280,869	1.14
Apache Corp.	2,973,000	254,935	1.03
FMC Technologies, Inc. (1)	5,000,000	234,200	.95
Other securities		594,825	2.41
		2,284,544	9.27

Industrials - 8.67%
Precision Castparts Corp.	1,695,000	273,031	1.11
Union Pacific Corp.	1,728,350	209,891	.85
United Parcel Service, Inc., Class B	2,630,000	194,120	.79
Verisk Analytics, Inc., Class A (1)	3,570,000	173,216	.70
Other securities		1,286,768	5.22
		2,137,026	8.67

Financials - 6.24%
Capital One Financial Corp.	4,245,700	240,009	.97
JPMorgan Chase & Co.	6,400,000	237,696	.96
PNC Financial Services Group, Inc.	2,595,000	161,305	.66
Wells Fargo & Co.	3,500,000	119,105	.48
Other securities		780,361	3.17
		1,538,476	6.24

Materials - 4.20%
Celanese Corp., Series A	7,273,108	278,269	1.13
AptarGroup, Inc. (2)	4,326,000	219,112	.89
Other securities		536,911	2.18
		1,034,292	4.20

Consumer staples - 4.03%
CVS/Caremark Corp.	6,750,000	307,462	1.25
Philip Morris International Inc.	2,500,000	223,250	.91
Other securities		461,747	1.87
		992,459	4.03

Telecommunication services - 2.11%
Crown Castle International Corp. (1)	3,237,600	205,458	.83
MetroPCS Communications, Inc. (1)	16,814,500	163,605	.67
Other securities		149,583	.61
		518,646	2.11

Miscellaneous - 2.42%
Other common stocks in initial period of acquisition		596,698	2.42

Total common stocks (cost: $15,512,856,000)		20,966,677	85.08

			Percent
		Value	of net
Bonds & notes - 0.15%		(000)	assets

Financials - 0.15%
Other securities		36,208	.15

Total bonds & notes (cost: $31,220,000)		36,208	.15

	Principal		Percent
	amount	Value	of net
Short-term securities - 14.82%	(000)	(000)	assets

Freddie Mac 0.10%-0.19% due 10/1/2012-6/3/2013	$859,208	858,790	3.48
U.S. Treasury Bills 0.111%-0.194% due 9/13/2012-6/27/2013	585,250	585,043	2.37
Federal Home Loan Bank 0.115%-0.22% due 9/12/2012-7/17/2013	439,000	438,791	1.78
Fannie Mae 0.10%-0.18% due 9/26/2012-7/1/2013	394,000	393,801	1.60
Federal Farm Credit Banks 0.13%-0.22% due 10/29/2012-7/18/2013	317,100	316,814	1.29
Procter & Gamble Co. 0.14% due 10/30-11/13/2012 (3)	167,200	167,155	.68
Wells Fargo & Co. 0.16%-0.18% due 9/18-11/16/2012	75,000	74,975
Variable Funding Capital Company LLC 0.15%-0.20% due 9/7-11/16/2012 (3)	67,200	67,189	.58
Chariot Funding, LLC 0.21% due 9/25/2012 (3)	17,300	17,298
Jupiter Securitization Co., LLC 0.18% due 9/5/2012 (3)	15,000	15,000	.13
Other securities		718,471	2.91

Total short-term securities (cost: $3,653,142,000)		3,653,327	14.82

Total investment securities (cost: $19,197,218,000)		24,656,212	100.05
Other assets less liabilities		(11,114)	(.05)

Net assets		$24,645,098	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended August 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2012 (000)
Endo Health Solutions Inc. (1)	7,300,000	300,000	-	7,600,000	$-	$241,832
AptarGroup, Inc.	2,757,056	1,568,944	-	4,326,000	1,777	219,112
Netflix, Inc. (1)	-	3,028,300	-	3,028,300	-	180,850
MITIE Group PLC	22,902,000	-	-	22,902,000	1,874	103,967
Logitech International SA (1)	11,000,000	-	-	11,000,000	-	101,530
Rovi Corp. (1)	4,431,500	2,008,500	-	6,440,000	-	98,790
Polypore International, Inc. (1) (4)	1,592,211	1,427,789	-	3,020,000	-	97,908
Texas Roadhouse, Inc.	4,557,200	-	-	4,557,200	820	78,247
Hologic, Inc. (1) (5)	13,774,100	-	1,400,000	12,374,100	-	-
					$4,471	$1,122,236

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $704,917,000, which represented 2.86% of the net assets of the fund.

(4) This security was an unaffiliated issuer in its initial period of acquisition at 2/29/2012; it was not publicly disclosed.
(5) Unaffiliated issuer at 8/31/2012.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at August 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $18,073,856)	$23,533,976
Affiliated issuers (cost: $1,123,362)	1,122,236	$24,656,212
Cash		83
Receivables for:
Sales of investments	10,994
Sales of fund's shares	38,508
Dividends and interest	22,860	72,362
		24,728,657
Liabilities:
Payables for:
Purchases of investments	14,594
Repurchases of fund's shares	46,111
Investment advisory services	6,687
Services provided by related parties	13,966
Trustees' deferred compensation	1,999
Other	202	83,559
Net assets at August 31, 2012		$24,645,098

Net assets consist of:
Capital paid in on shares of beneficial interest		$19,376,381
Undistributed net investment income		43,731
Accumulated net realized loss		(234,010)
Net unrealized appreciation		5,458,996
Net assets at August 31, 2012		$24,645,098

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (1,186,735 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$15,170,725	726,686	$20.88
Class B	283,032	14,248	19.86
Class C	1,098,182	55,757	19.70
Class F-1	1,784,506	85,867	20.78
Class F-2	1,093,741	52,328	20.90
Class 529-A	771,449	37,140	20.77
Class 529-B	41,177	2,078	19.82
Class 529-C	198,236	9,998	19.83
Class 529-E	41,181	2,006	20.52
Class 529-F-1	43,180	2,076	20.80
Class R-1	60,300	3,008	20.04
Class R-2	414,177	20,688	20.02
Class R-3	706,371	34,295	20.60
Class R-4	564,147	27,161	20.77
Class R-5	891,973	42,541	20.97
Class R-6	1,482,721	70,858	20.93

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended August 31, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $998;
also includes $4,471 from affiliates)	$136,769
Interest	3,775	$140,544

Fees and expenses*:
Investment advisory services	38,918
Distribution services	32,964
Transfer agent services	17,403
Administrative services	2,979
Reports to shareholders	881
Registration statement and prospectus	465
Trustees' compensation	250
Auditing and legal	16
Custodian	83
State and local taxes	146
Other	561	94,666
Net investment income		45,878

Net realized gain and unrealized depreciation
on investments and currency:
Net realized gain (loss) on:
Investments (includes $2,599 net loss from affiliates)	638,533
Currency transactions	(45)	638,488
Net unrealized depreciation on investments		(468,357)
Net realized gain and unrealized depreciation
on investments and currency		170,131
Net increase in net assets resulting
from operations		$216,009

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended August 31, 2012*	Year ended February 29, 2012
Operations:
Net investment income	$45,878	$98,686
Net realized gain on investments and currency transactions	638,488	1,662,333
Net unrealized depreciation on investments and currency translations	(468,357)	(551,997)
Net increase in net assets resulting from operations	216,009	1,209,022

Dividends paid to shareholders from net investment income	(97,673)	(82,103)

Net capital share transactions	350,907	(151,811)

Total increase in net assets	469,243	975,108

Net assets:
Beginning of period	24,175,855	23,200,747
End of period (including undistributed
net investment income: $43,731 and $95,526, respectively)	$24,645,098	$24,175,855

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
       unaudited

1.	Organization

AMCAP Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in U.S. companies that have solid long-term growth records and the potential for good future growth.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs –The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2012 (dollars in thousands):

	Investment securities
	Level 1(*)	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,487,088	$-	$-	$4,487,088
Information technology	4,025,015	-	-	4,025,015
Consumer discretionary	3,352,433	-	-	3,352,433
Energy	2,284,544	-	-	2,284,544
Industrials	2,137,026	-	-	2,137,026
Financials	1,538,476	-	-	1,538,476
Materials	1,034,292	-	-	1,034,292
Consumer staples	992,459	-	-	992,459
Telecommunication services	518,646	-	-	518,646
Miscellaneous	596,698	-	-	596,698
Bonds & notes	-	36,208	-	36,208
Short-term securities	-	3,653,327	-	3,653,327
Total	$20,966,677	$3,689,535	$-	$24,656,212

* Securities with a market value of $629,185,000, which represented 2.55% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Non-U.S. taxation – Dividend income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; deferred expenses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 29, 2012, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$97,454
Capital loss carryforward expiring 2018*	(872,498)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after February 28, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses

As of August 31, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	6,172,699
Gross unrealized depreciation on investment securities	(713,705)
Net unrealized appreciation on investment securities	5,458,994
Cost of investment securities	19,197,218

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended August 31, 2012	Year ended February 29, 2012
Class A	$61,089	$53,808
Class B	-	-
Class C	-	-
Class F-1	7,357	6,172
Class F-2	6,626	5,015
Class 529-A	2,923	2,302
Class 529-B	-	-
Class 529-C	-	-
Class 529-E	64	44
Class 529-F-1	243	191
Class R-1	-	-
Class R-2	-	-
Class R-3	1,114	660
Class R-4	2,137	1,951
Class R-5	5,966	5,700
Class R-6	10,154	6,260
Total	$97,673	$82,103

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.290% on such assets in excess of $27 billion. For the six months ended August 31, 2012, the investment advisory services fee was $38,918,000, which was equivalent to an annualized rate of 0.320% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2012, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended August 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$17,321	$12,291	$754	Not applicable
Class B	1,616	266	Not applicable	Not applicable
Class C	5,562	892	279	Not applicable
Class F-1	2,181	829	438	Not applicable
Class F-2	Not applicable	548	254	Not applicable
Class 529-A	790	481	188	$374
Class 529-B	224	32	11	23
Class 529-C	960	133	48	96
Class 529-E	101	18	10	20
Class 529-F-1	-	27	11	21
Class R-1	303	34	15	Not applicable
Class R-2	1,544	768	104	Not applicable
Class R-3	1,702	586	171	Not applicable
Class R-4	660	272	133	Not applicable
Class R-5	Not applicable	222	220	Not applicable
Class R-6	Not applicable	4	343	Not applicable
Total class-specific expenses	$32,964	$17,403	$2,979	$534

Trustees’ deferred compensation –Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $250,000, shown on the accompanying financial statements, includes $183,000 in current fees (either paid in cash or deferred) and a net increase of $67,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended August 31, 2012
Class A	$1,024,397	49,842	$59,400	2,974	$(1,058,086)	(51,436)	$25,711	1,380
Class B	7,027	359	-	-	(102,207)	(5,256)	(95,180)	(4,897)
Class C	82,025	4,223	-	-	(126,355)	(6,535)	(44,330)	(2,312)
Class F-1	259,928	12,740	7,194	362	(221,774)	(10,871)	45,348	2,231
Class F-2	198,833	9,699	6,425	322	(85,998)	(4,178)	119,260	5,843
Class 529-A	71,900	3,515	2,923	147	(39,345)	(1,924)	35,478	1,738
Class 529-B	845	43	-	-	(9,660)	(497)	(8,815)	(454)
Class 529-C	20,096	1,027	-	-	(11,757)	(602)	8,339	425
Class 529-E	3,152	156	64	3	(1,961)	(97)	1,255	62
Class 529-F-1	4,347	210	242	12	(2,931)	(143)	1,658	79
Class R-1	12,433	628	-	-	(8,751)	(448)	3,682	180
Class R-2	55,921	2,832	-	-	(62,343)	(3,165)	(6,422)	(333)
Class R-3	134,332	6,660	1,113	57	(99,987)	(4,937)	35,458	1,780
Class R-4	125,257	6,111	2,135	107	(100,587)	(4,868)	26,805	1,350
Class R-5	119,197	5,773	5,919	295	(107,297)	(5,241)	17,819	827
Class R-6	277,606	13,487	10,154	508	(102,919)	(4,961)	184,841	9,034
Total net increase
(decrease)	$2,397,296	117,305	$95,569	4,787	$(2,141,958)	(105,159)	$350,907	16,933

Year ended February 29, 2012
Class A	$2,007,599	104,478	$51,984	2,725	$(2,582,400)	(134,805)	$(522,817)	(27,602)
Class B	18,713	1,016	-	-	(212,019)	(11,627)	(193,306)	(10,611)
Class C	158,817	8,708	-	-	(263,625)	(14,537)	(104,808)	(5,829)
Class F-1	474,596	24,844	5,821	306	(473,482)	(24,817)	6,935	333
Class F-2	430,886	22,318	4,647	244	(175,088)	(9,216)	260,445	13,346
Class 529-A	137,121	7,176	2,301	121	(69,903)	(3,661)	69,519	3,636
Class 529-B	2,559	138	-	-	(21,743)	(1,196)	(19,184)	(1,058)
Class 529-C	35,806	1,951	-	-	(23,278)	(1,271)	12,528	680
Class 529-E	6,531	345	44	2	(3,908)	(206)	2,667	141
Class 529-F-1	13,997	724	191	10	(5,469)	(287)	8,719	447
Class R-1	18,458	993	-	-	(15,548)	(834)	2,910	159
Class R-2	106,946	5,788	-	-	(137,269)	(7,430)	(30,323)	(1,642)
Class R-3	201,128	10,608	659	35	(197,832)	(10,456)	3,955	187
Class R-4	199,452	10,378	1,949	103	(182,503)	(9,619)	18,898	862
Class R-5	293,705	15,105	5,657	295	(329,800)	(17,445)	(30,438)	(2,045)
Class R-6	463,837	24,210	6,260	327	(107,608)	(5,596)	362,489	18,941
Total net increase
(decrease)	$4,570,151	238,780	$79,513	4,168	$(4,801,475)	(253,003)	$(151,811)	(10,055)

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,361,766,000 and $2,932,907,000, respectively, during the six months ended August 31, 2012.
Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income (loss) to average net assets(3)

Class A:	Six months ended 8/31/2012(4)(5)	$20.78	$.04	$.14	$.18	$(.08)	$-	$(.08)	$20.88	.90%	$15,171	.74	%(6)	.74	%(6)	.42	%(6)
	Year ended 2/29/2012	19.78	.10	.97	1.07	(.07)	-	(.07)	20.78	5.45	15,072	.73		.73		.50
	Year ended 2/28/2011	16.55	.08	3.23	3.31	(.08)	-	(.08)	19.78	20.09	14,891	.73		.73		.48
	Year ended 2/28/2010	10.44	.08	6.19	6.27	(.16)	-	(.16)	16.55	60.46	12,973	.78		.78		.57
	Year ended 2/28/2009	18.41	.16	(7.43)	(7.27)	-	(.70)	(.70)	10.44	(40.97)	8,687	.74		.71		1.03
	Year ended 2/29/2008	20.29	.25	(.77)	(.52)	(.24)	(1.12)	(1.36)	18.41	(3.14)	16,387	.68		.65		1.21

Class B:	Six months ended 8/31/2012(4)(5)	19.77	(.03)	.12	.09	-	-	-	19.86	.46	283	1.50	(6)	1.50	(6)	(.35	)(6)
	Year ended 2/29/2012	18.89	(.05)	.93	.88	-	-	-	19.77	4.66	379	1.50		1.50		(.27)
	Year ended 2/28/2011	15.85	(.05)	3.09	3.04	-	-	-	18.89	19.18	562	1.50		1.50		(.29)
	Year ended 2/28/2010	9.98	(.03)	5.93	5.90	(.03)	-	(.03)	15.85	59.16	632	1.55		1.55		(.20)
	Year ended 2/28/2009	17.75	.04	(7.11)	(7.07)	-	(.70)	(.70)	9.98	(41.38)	499	1.50		1.48		.26
	Year ended 2/29/2008	19.59	.09	(.76)	(.67)	(.05)	(1.12)	(1.17)	17.75	(3.92)	1,031	1.45		1.42		.44

Class C:	Six months ended 8/31/2012(4)(5)	19.60	(.04)	.14	.10	-	-	-	19.70	.51	1,098	1.54	(6)	1.54	(6)	(.39	)(6)
	Year ended 2/29/2012	18.74	(.05)	.91	.86	-	-	-	19.60	4.59	1,138	1.52		1.52		(.30)
	Year ended 2/28/2011	15.72	(.05)	3.07	3.02	-	-	-	18.74	19.21	1,197	1.52		1.52		(.31)
	Year ended 2/28/2010	9.90	(.03)	5.88	5.85	(.03)	-	(.03)	15.72	59.18	1,065	1.56		1.56		(.21)
	Year ended 2/28/2009	17.63	.03	(7.06)	(7.03)	-	(.70)	(.70)	9.90	(41.44)	736	1.52		1.49		.24
	Year ended 2/29/2008	19.46	.08	(.74)	(.66)	(.05)	(1.12)	(1.17)	17.63	(3.93)	1,519	1.50		1.47		.39

Class F-1:	Six months ended 8/31/2012(4)(5)	20.69	.04	.14	.18	(.09)	-	(.09)	20.78	.88	1,785	.73	(6)	.73	(6)	.43	(6)
	Year ended 2/29/2012	19.69	.10	.97	1.07	(.07)	-	(.07)	20.69	5.49	1,730	.73		.73		.50
	Year ended 2/28/2011	16.48	.08	3.22	3.30	(.09)	-	(.09)	19.69	20.10	1,641	.72		.72		.48
	Year ended 2/28/2010	10.39	.09	6.16	6.25	(.16)	-	(.16)	16.48	60.46	1,421	.74		.74		.61
	Year ended 2/28/2009	18.31	.16	(7.38)	(7.22)	-	(.70)	(.70)	10.39	(40.92)	1,077	.70		.67		1.06
	Year ended 2/29/2008	20.20	.25	(.78)	(.53)	(.24)	(1.12)	(1.36)	18.31	(3.19)	2,492	.68		.65		1.20

Class F-2:	Six months ended 8/31/2012(4)(5)	20.83	.07	.14	.21	(.14)	-	(.14)	20.90	1.02	1,094	.49	(6)	.49	(6)	.66	(6)
	Year ended 2/29/2012	19.83	.14	.98	1.12	(.12)	-	(.12)	20.83	5.73	968	.49		.49		.74
	Year ended 2/28/2011	16.60	.12	3.24	3.36	(.13)	-	(.13)	19.83	20.38	657	.49		.49		.71
	Year ended 2/28/2010	10.46	.12	6.20	6.32	(.18)	-	(.18)	16.60	60.82	367	.52		.52		.79
	Period from 8/1/2008 to 2/28/2009(4)	16.52	.10	(6.16)	(6.06)	-	-	-	10.46	(36.68)	87	.50	(6)	.48	(6)	1.50	(6)

Class 529-A:	Six months ended 8/31/2012(4)(5)	20.68	.03	.14	.17	(.08)	-	(.08)	20.77	.84	772	.82	(6)	.82	(6)	.33	(6)
	Year ended 2/29/2012	19.70	.08	.97	1.05	(.07)	-	(.07)	20.68	5.36	732	.80		.80		.42
	Year ended 2/28/2011	16.49	.07	3.22	3.29	(.08)	-	(.08)	19.70	20.03	626	.79		.79		.41
	Year ended 2/28/2010	10.41	.08	6.17	6.25	(.17)	-	(.17)	16.49	60.35	474	.83		.83		.51
	Year ended 2/28/2009	18.36	.15	(7.40)	(7.25)	-	(.70)	(.70)	10.41	(40.97)	287	.79		.76		.98
	Year ended 2/29/2008	20.25	.23	(.78)	(.55)	(.22)	(1.12)	(1.34)	18.36	(3.26)	467	.76		.73		1.12

Class 529-B:	Six months ended 8/31/2012(4)(5)	19.73	(.05)	.14	.09	-	-	-	19.82	.46	41	1.62	(6)	1.62	(6)	(.47	)(6)
	Year ended 2/29/2012	18.87	(.07)	.93	.86	-	-	-	19.73	4.56	50	1.61		1.61		(.38)
	Year ended 2/28/2011	15.85	(.06)	3.08	3.02	-	-	-	18.87	19.05	68	1.59		1.59		(.38)
	Year ended 2/28/2010	10.00	(.04)	5.93	5.89	(.04)	-	(.04)	15.85	59.02	72	1.64		1.64		(.29)
	Year ended 2/28/2009	17.81	.02	(7.13)	(7.11)	-	(.70)	(.70)	10.00	(41.47)	48	1.60		1.57		.17
	Year ended 2/29/2008	19.65	.06	(.74)	(.68)	(.04)	(1.12)	(1.16)	17.81	(3.99)	84	1.57		1.54		.31

Class 529-C:	Six months ended 8/31/2012(4)(5)	19.74	(.05)	.14	.09	-	-	-	19.83	.46	198	1.62	(6)	1.62	(6)	(.46	)(6)
	Year ended 2/29/2012	18.88	(.07)	.93	.86	-	-	-	19.74	4.55	189	1.60		1.60		(.37)
	Year ended 2/28/2011	15.86	(.06)	3.08	3.02	-	-	-	18.88	19.04	168	1.58		1.58		(.38)
	Year ended 2/28/2010	10.00	(.04)	5.95	5.91	(.05)	-	(.05)	15.86	59.02	134	1.63		1.63		(.28)
	Year ended 2/28/2009	17.82	.03	(7.15)	(7.12)	-	(.70)	(.70)	10.00	(41.44)	83	1.59		1.57		.17
	Year ended 2/29/2008	19.67	.06	(.74)	(.68)	(.05)	(1.12)	(1.17)	17.82	(4.00)	144	1.57		1.54		.31

Class 529-E:	Six months ended 8/31/2012(4)(5)	$20.41	$.01	$.13	$.14	$(.03)	$-	$(.03)	$20.52	.70%	$41	1.07	%(6)	1.07	%(6)	.08	%(6)
	Year ended 2/29/2012	19.44	.03	.96	.99	(.02)	-	(.02)	20.41	5.12	40	1.07		1.07		.16
	Year ended 2/28/2011	16.28	.02	3.18	3.20	(.04)	-	(.04)	19.44	19.68	35	1.08		1.08		.13
	Year ended 2/28/2010	10.28	.03	6.10	6.13	(.13)	-	(.13)	16.28	59.86	27	1.13		1.13		.22
	Year ended 2/28/2009	18.20	.10	(7.32)	(7.22)	-	(.70)	(.70)	10.28	(41.17)	17	1.09		1.06		.69
	Year ended 2/29/2008	20.07	.17	(.76)	(.59)	(.16)	(1.12)	(1.28)	18.20	(3.50)	27	1.06		1.03		.82

Class 529-F-1:	Six months ended 8/31/2012(4)(5)	20.73	.06	.13	.19	(.12)	-	(.12)	20.80	.93	43	.61	(6)	.61	(6)	.54	(6)
	Year ended 2/29/2012	19.74	.12	.98	1.10	(.11)	-	(.11)	20.73	5.63	41	.59		.59		.63
	Year ended 2/28/2011	16.52	.11	3.22	3.33	(.11)	-	(.11)	19.74	20.27	31	.58		.58		.62
	Year ended 2/28/2010	10.43	.11	6.18	6.29	(.20)	-	(.20)	16.52	60.70	20	.63		.63		.72
	Year ended 2/28/2009	18.36	.18	(7.41)	(7.23)	-	(.70)	(.70)	10.43	(40.86)	12	.59		.56		1.18
	Year ended 2/29/2008	20.26	.27	(.77)	(.50)	(.28)	(1.12)	(1.40)	18.36	(3.07)	18	.56		.53		1.30

Class R-1:	Six months ended 8/31/2012(4)(5)	19.94	(.03)	.13	.10	-	-	-	20.04	.50	60	1.50	(6)	1.50	(6)	(.34	)(6)
	Year ended 2/29/2012	19.06	(.05)	.93	.88	-	-	-	19.94	4.62	56	1.50		1.50		(.27)
	Year ended 2/28/2011	15.99	(.05)	3.12	3.07	-	-	-	19.06	19.20	51	1.50		1.50		(.29)
	Year ended 2/28/2010	10.09	(.03)	6.00	5.97	(.07)	-	(.07)	15.99	59.14	40	1.53		1.53		(.19)
	Year ended 2/28/2009	17.95	.04	(7.20)	(7.16)	-	(.70)	(.70)	10.09	(41.36)	24	1.48		1.45		.29
	Year ended 2/29/2008	19.80	.08	(.76)	(.68)	(.05)	(1.12)	(1.17)	17.95	(3.93)	40	1.50		1.47		.39

Class R-2:	Six months ended 8/31/2012(4)(5)	19.92	(.03)	.13	.10	-	-	-	20.02	.50	414	1.49	(6)	1.49	(6)	(.34	)(6)
	Year ended 2/29/2012	19.03	(.05)	.94	.89	-	-	-	19.92	4.68	419	1.49		1.49		(.27)
	Year ended 2/28/2011	15.97	(.05)	3.11	3.06	-	-	-	19.03	19.16	431	1.50		1.50		(.30)
	Year ended 2/28/2010	10.08	(.04)	5.98	5.94	(.05)	-	(.05)	15.97	59.02	383	1.60		1.60		(.25)
	Year ended 2/28/2009	17.94	.03	(7.19)	(7.16)	-	(.70)	(.70)	10.08	(41.44)	238	1.59		1.57		.17
	Year ended 2/29/2008	19.79	.08	(.76)	(.68)	(.05)	(1.12)	(1.17)	17.94	(3.95)	415	1.53		1.47		.38

Class R-3:	Six months ended 8/31/2012(4)(5)	20.48	.01	.14	.15	(.03)	-	(.03)	20.60	.75	706	1.05	(6)	1.05	(6)	.10	(6)
	Year ended 2/29/2012	19.50	.03	.97	1.00	(.02)	-	(.02)	20.48	5.14	666	1.04		1.04		.18
	Year ended 2/28/2011	16.33	.03	3.17	3.20	(.03)	-	(.03)	19.50	19.66	631	1.05		1.05		.16
	Year ended 2/28/2010	10.29	.04	6.11	6.15	(.11)	-	(.11)	16.33	60.02	541	1.08		1.08		.27
	Year ended 2/28/2009	18.21	.11	(7.33)	(7.22)	-	(.70)	(.70)	10.29	(41.15)	349	1.05		1.02		.70
	Year ended 2/29/2008	20.08	.18	(.78)	(.60)	(.15)	(1.12)	(1.27)	18.21	(3.51)	724	1.04		1.01		.85

Class R-4:	Six months ended 8/31/2012(4)(5)	20.67	.04	.14	.18	(.08)	-	(.08)	20.77	.86	564	.74	(6)	.74	(6)	.42	(6)
	Year ended 2/29/2012	19.68	.09	.98	1.07	(.08)	-	(.08)	20.67	5.50	534	.73		.73		.49
	Year ended 2/28/2011	16.47	.08	3.21	3.29	(.08)	-	(.08)	19.68	20.07	491	.74		.74		.46
	Year ended 2/28/2010	10.40	.08	6.16	6.24	(.17)	-	(.17)	16.47	60.42	378	.77		.77		.57
	Year ended 2/28/2009	18.33	.16	(7.39)	(7.23)	-	(.70)	(.70)	10.40	(40.93)	252	.73		.70		1.04
	Year ended 2/29/2008	20.22	.24	(.78)	(.54)	(.23)	(1.12)	(1.35)	18.33	(3.22)	528	.73		.70		1.16

Class R-5:	Six months ended 8/31/2012(4)(5)	20.90	.07	.14	.21	(.14)	-	(.14)	20.97	1.04	892	.44	(6)	.44	(6)	.72	(6)
	Year ended 2/29/2012	19.89	.15	.98	1.13	(.12)	-	(.12)	20.90	5.76	872	.43		.43		.79
	Year ended 2/28/2011	16.64	.13	3.25	3.38	(.13)	-	(.13)	19.89	20.45	870	.44		.44		.77
	Year ended 2/28/2010	10.50	.13	6.22	6.35	(.21)	-	(.21)	16.64	60.97	741	.47		.47		.89
	Year ended 2/28/2009	18.45	.20	(7.45)	(7.25)	-	(.70)	(.70)	10.50	(40.77)	619	.43		.40		1.35
	Year ended 2/29/2008	20.35	.30	(.77)	(.47)	(.31)	(1.12)	(1.43)	18.45	(2.93)	787	.43		.40		1.43

Class R-6:	Six months ended 8/31/2012(4)(5)	20.86	.08	.14	.22	(.15)	-	(.15)	20.93	1.10	1,483	.39	(6)	.39	(6)	.77	(6)
	Year ended 2/29/2012	19.85	.16	.99	1.15	(.14)	-	(.14)	20.86	5.84	1,290	.39		.39		.83
	Year ended 2/28/2011	16.60	.14	3.24	3.38	(.13)	-	(.13)	19.85	20.50	851	.39		.39		.80
	Period from 5/1/2009 to 2/28/2010(4)	13.04	.11	3.61	3.72	(.16)	-	(.16)	16.60	28.85	380	.42	(6)	.42	(6)	.90	(6)

	Six months ended August 31,	Year ended February 28 or 29
	2012(4)(5)	2012	2011	2010	2009	2008

Portfolio turnover rate for all share classes	11%	31%	28%	29%	37%	29%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2012, through August 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2012	Ending account value 8/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,009.03	$3.74	.74%
Class A -- assumed 5% return	1,000.00	1,021.42	3.76	.74
Class B -- actual return	1,000.00	1,004.56	7.56	1.50
Class B -- assumed 5% return	1,000.00	1,017.60	7.61	1.50
Class C -- actual return	1,000.00	1,005.09	7.76	1.54
Class C -- assumed 5% return	1,000.00	1,017.39	7.81	1.54
Class F-1 -- actual return	1,000.00	1,008.77	3.69	.73
Class F-1 -- assumed 5% return	1,000.00	1,021.47	3.71	.73
Class F-2 -- actual return	1,000.00	1,010.16	2.48	.49
Class F-2 -- assumed 5% return	1,000.00	1,022.67	2.49	.49
Class 529-A -- actual return	1,000.00	1,008.36	4.14	.82
Class 529-A -- assumed 5% return	1,000.00	1,021.01	4.17	.82
Class 529-B -- actual return	1,000.00	1,004.56	8.16	1.62
Class 529-B -- assumed 5% return	1,000.00	1,016.99	8.21	1.62
Class 529-C -- actual return	1,000.00	1,004.57	8.16	1.62
Class 529-C -- assumed 5% return	1,000.00	1,016.99	8.21	1.62
Class 529-E -- actual return	1,000.00	1,007.02	5.40	1.07
Class 529-E -- assumed 5% return	1,000.00	1,019.76	5.43	1.07
Class 529-F-1 -- actual return	1,000.00	1,009.30	3.08	.61
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.07	3.10	.61
Class R-1 -- actual return	1,000.00	1,005.01	7.56	1.50
Class R-1 -- assumed 5% return	1,000.00	1,017.60	7.61	1.50
Class R-2 -- actual return	1,000.00	1,005.02	7.51	1.49
Class R-2 -- assumed 5% return	1,000.00	1,017.65	7.56	1.49
Class R-3 -- actual return	1,000.00	1,007.53	5.30	1.05
Class R-3 -- assumed 5% return	1,000.00	1,019.86	5.33	1.05
Class R-4 -- actual return	1,000.00	1,008.59	3.74	.74
Class R-4 -- assumed 5% return	1,000.00	1,021.42	3.76	.74
Class R-5 -- actual return	1,000.00	1,010.42	2.22	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.92	2.24	.44
Class R-6 -- actual return	1,000.00	1,011.02	1.97	.39
Class R-6 -- assumed 5% return	1,000.00	1,023.18	1.98	.39

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years/
September 30, 2012 (the most recent calendar quarter-end):	1 year	5 years	Life of class1

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	19.37%	0.65%	7.34%
Not reflecting CDSC	24.37	1.02	7.34

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	23.32	1.00	7.13
Not reflecting CDSC	24.32	1.00	7.13

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	25.31	1.82	7.99

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	25.64	—	7.28

Class 529-A shares4
Reflecting 5.75% maximum sales charge	18.00	0.53	7.30
Not reflecting maximum sales charge	25.21	1.74	7.94

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	19.22	0.55	7.21
Not reflecting CDSC	24.22	0.92	7.21

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	23.20	0.92	7.04
Not reflecting CDSC	24.20	0.92	7.04

Class 529-E shares3,4	24.92	1.45	7.60

Class 529-F-1 shares3,4
Not reflecting annual asset-based fee charged
by sponsoring firm	25.48	1.94	8.07

1Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings.

This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2012, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

•American Funds College Target Date SeriesSM

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-902-1012P

Litho in USA AGD/RRD/8078-S33506

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

AMCAP Fund®
Investment portfolio

August 31, 2012
unaudited

Common stocks — 85.08%	Shares	Value (000)

HEALTH CARE — 18.21%
Gilead Sciences, Inc.1	11,624,600	$670,623
Biogen Idec Inc.1	3,351,400	491,282
Amgen Inc.	4,405,000	369,668
St. Jude Medical, Inc.	7,480,000	282,445
Hologic, Inc.1	12,374,100	242,904
Endo Health Solutions Inc.1,2	7,600,000	241,832
Forest Laboratories, Inc.1	6,630,000	229,995
Alexion Pharmaceuticals, Inc.1	2,125,000	227,821
McKesson Corp.	2,250,000	195,997
BioMarin Pharmaceutical Inc.1	4,683,370	174,877
Edwards Lifesciences Corp.1	1,676,600	171,198
Abbott Laboratories	2,450,000	160,573
Stryker Corp.	2,917,000	155,359
Zimmer Holdings, Inc.	1,919,000	118,556
Medtronic, Inc.	2,900,000	117,914
Thermo Fisher Scientific Inc.	2,048,900	117,504
Illumina, Inc.1	2,705,143	113,832
Express Scripts Holding Co.1	1,620,000	101,444
Life Technologies Corp.1	1,903,600	90,821
Allergan, Inc.	1,044,600	89,971
athenahealth, Inc.1	645,000	56,999
VCA Antech, Inc.1	1,882,984	36,417
Boston Scientific Corp.1	2,547,890	13,759
Alere Inc.1	562,000	10,554
NuVasive, Inc.1	225,000	4,743
		4,487,088

INFORMATION TECHNOLOGY — 16.33%
Microsoft Corp.	20,510,000	632,118
Apple Inc.	761,200	506,381
Oracle Corp.	13,165,000	416,672
Adobe Systems Inc.1	8,641,200	270,210
Texas Instruments Inc.	8,811,500	255,886
Accenture PLC, Class A	3,250,000	200,200
Avago Technologies Ltd.	5,168,500	189,012
FactSet Research Systems, Inc.	1,596,000	147,263
Yahoo! Inc.1	8,514,000	124,730
Automatic Data Processing, Inc.	2,100,000	121,968
eBay Inc.1	2,500,000	118,675
Trimble Navigation Ltd.1	2,390,000	117,229
EMC Corp.1	4,000,000	105,160
Logitech International SA1,2	11,000,000	101,530
Rovi Corp.1,2	6,440,000	98,790
Autodesk, Inc.1	3,000,000	93,150
Google Inc., Class A1	133,700	91,597
Hewlett-Packard Co.	4,000,000	67,520
Samsung Electronics Co. Ltd.	57,300	62,268
Corning Inc.	5,000,000	59,950
Maxim Integrated Products, Inc.	1,375,000	37,317
Linear Technology Corp.	1,050,000	34,676
MediaTek Inc.	2,750,000	29,381
QUALCOMM Inc.	475,000	29,194
NetApp, Inc.1	750,000	25,890
Visa Inc., Class A	200,000	25,650
KLA-Tencor Corp.	383,000	19,652
Cisco Systems, Inc.	985,300	18,800
Xilinx, Inc.	496,900	16,850
DTS, Inc.1	325,000	7,296
		4,025,015

CONSUMER DISCRETIONARY — 13.60%
DIRECTV1	10,575,000	550,852
Comcast Corp., Class A	12,013,900	402,826
Garmin Ltd.	5,199,000	209,780
Johnson Controls, Inc.	7,052,494	191,898
Time Warner Cable Inc.	2,095,613	186,132
Time Warner Inc.	4,433,333	184,205
Tractor Supply Co.	1,900,000	181,412
Netflix, Inc.1,2	3,028,300	180,850
YUM! Brands, Inc.	2,785,000	177,460
News Corp., Class A	7,059,500	165,122
NIKE, Inc., Class B	1,625,000	158,210
Harley-Davidson, Inc.	3,565,000	149,587
Kohl’s Corp.	2,400,000	125,280
Amazon.com, Inc.1	499,000	123,867
JCDecaux SA	3,900,000	88,984
Texas Roadhouse, Inc.2	4,557,200	78,247
Lowe’s Companies, Inc.	2,000,000	56,960
DreamWorks Animation SKG, Inc., Class A1	3,300,000	56,001
Weight Watchers International, Inc.	1,135,000	54,219
WPP PLC	2,360,000	30,541
		3,352,433

ENERGY — 9.27%
Schlumberger Ltd.	6,556,940	474,591
EOG Resources, Inc.	4,110,100	445,124
Baker Hughes Inc.	6,159,401	280,869
Apache Corp.	2,973,000	254,935
FMC Technologies, Inc.1	5,000,000	234,200
Southwestern Energy Co.1	4,650,000	144,754
Devon Energy Corp.	2,442,000	141,221
Chevron Corp.	1,098,000	123,152
Ultra Petroleum Corp.1	4,875,000	100,230
Transocean Ltd.	1,005,000	49,275
BG Group PLC	1,180,000	24,133
Range Resources Corp.	185,000	12,060
		2,284,544

INDUSTRIALS — 8.67%
Precision Castparts Corp.	1,695,000	273,031
Union Pacific Corp.	1,728,350	209,891
United Parcel Service, Inc., Class B	2,630,000	194,120
Verisk Analytics, Inc., Class A1	3,570,000	173,216
CSX Corp.	6,790,700	152,519
United Technologies Corp.	1,769,000	141,255
Serco Group PLC	15,018,700	134,142
Dover Corp.	1,989,000	114,984
Southwest Airlines Co.	11,885,000	106,252
MITIE Group PLC2	22,902,000	103,967
Polypore International, Inc.1,2	3,020,000	97,908
Moog Inc., Class A1	2,328,535	85,294
General Dynamics Corp.	1,155,000	75,664
Landstar System, Inc.	1,350,000	63,815
Norfolk Southern Corp.	627,000	45,432
Danaher Corp.	729,900	39,101
FedEx Corp.	402,700	35,289
Rockwell Collins, Inc.	703,907	34,400
Iron Mountain Inc.	734,344	24,087
Robert Half International Inc.	854,301	22,468
Mine Safety Appliances Co.	292,266	10,191
		2,137,026

FINANCIALS — 6.24%
Capital One Financial Corp.	4,245,700	240,009
JPMorgan Chase & Co.	6,400,000	237,696
PNC Financial Services Group, Inc.	2,595,000	161,305
Arthur J. Gallagher & Co.	3,525,000	125,913
American Express Co.	2,100,000	122,430
Wells Fargo & Co.	3,500,000	119,105
BB&T Corp.	3,500,000	110,390
State Street Corp.	2,500,266	104,011
Aon PLC, Class A	1,662,000	86,358
Cullen/Frost Bankers, Inc.	1,250,000	69,500
Torchmark Corp.	1,200,000	61,416
Zions Bancorporation	3,000,000	57,750
U.S. Bancorp	1,045,000	34,914
East West Bancorp, Inc.	350,000	7,679
		1,538,476

MATERIALS — 4.20%
Celanese Corp., Series A	7,273,108	278,269
AptarGroup, Inc.2	4,326,000	219,112
Praxair, Inc.	1,254,531	132,353
Monsanto Co.	1,400,000	121,954
Valspar Corp.	2,089,185	111,437
Freeport-McMoRan Copper & Gold Inc.	2,500,000	90,275
Barrick Gold Corp.	2,100,000	80,892
		1,034,292

CONSUMER STAPLES — 4.03%
CVS/Caremark Corp.	6,750,000	307,462
Philip Morris International Inc.	2,500,000	223,250
Whole Foods Market, Inc.	1,132,000	109,521
L’Oréal SA, non-registered shares	850,000	104,497
Costco Wholesale Corp.	760,000	74,381
Ralcorp Holdings, Inc.1	903,700	64,127
Altria Group, Inc.	1,750,000	59,430
Colgate-Palmolive Co.	250,000	26,577
PepsiCo, Inc.	320,500	23,214
		992,459

TELECOMMUNICATION SERVICES — 2.11%
Crown Castle International Corp.1	3,237,600	205,458
MetroPCS Communications, Inc.1	16,814,500	163,605
tw telecom inc.1	3,800,000	95,570
United States Cellular Corp.1	734,300	27,867
Telephone and Data Systems, Inc.	1,066,300	26,146
		518,646

MISCELLANEOUS — 2.42%
Other common stocks in initial period of acquisition		596,698

Total common stocks (cost: $15,512,856,000)		20,966,677

Bonds & notes — 0.15%	Principal amount (000)

FINANCIALS — 0.15%
First Niagara Financial Group, Inc. 7.25% 2021	$31,220	36,208

Total bonds & notes (cost: $31,220,000)		36,208

Short-term securities — 14.82%

Freddie Mac 0.10%–0.19% due 10/1/2012–6/3/2013	859,208	858,790
U.S. Treasury Bills 0.111%–0.194% due 9/13/2012–6/27/2013	585,250	585,043
Federal Home Loan Bank 0.115%–0.22% due 9/12/2012–7/17/2013	439,000	438,791
Fannie Mae 0.10%–0.18% due 9/26/2012–7/1/2013	394,000	393,801
Federal Farm Credit Banks 0.13%–0.22% due 10/29/2012–7/18/2013	317,100	316,814
Procter & Gamble Co. 0.14% due 10/30–11/13/20123	167,200	167,155
Wells Fargo & Co. 0.16%–0.18% due 9/18–11/16/2012	75,000	74,975
Variable Funding Capital Company LLC 0.15%–0.20% due 9/7–10/15/20123	67,200	67,189
Coca-Cola Co. 0.17%–0.26% due 11/16/2012–1/11/20133	114,350	114,276
Paccar Financial Corp. 0.17%–0.18% due 11/1–11/15/2012	99,600	99,538
Regents of the University of California 0.15%–0.17% due 9/11–10/9/2012	90,004	89,993
Straight-A Funding LLC 0.18% due 10/22–11/6/20123	68,354	68,331
John Deere Credit Ltd. 0.13%–0.16% due 9/13–10/9/20123	50,800	50,795
Merck & Co. Inc. 0.13% due 9/10/20123	44,200	44,198
eBay Inc. 0.16% due 9/12/20123	36,800	36,798
United Technologies Corp. 0.18% due 9/21–9/25/20123	35,700	35,693
Chariot Funding, LLC 0.21% due 9/25/20123	17,300	17,298
Jupiter Securitization Co., LLC 0.18% due 9/5/20123	15,000	15,000
Harvard University 0.15% due 9/19/2012	30,070	30,068
Google Inc. 0.14% due 11/1/20123	28,400	28,390
National Rural Utilities Cooperative Finance Corp. 0.14% due 9/14/2012	25,000	24,999
Estée Lauder Companies Inc. 0.13% due 9/4/20123	22,000	22,000
Becton, Dickinson and Co. 0.12% due 9/26/2012	21,600	21,598
E.I. duPont de Nemours and Co. 0.13% due 9/27/20123	20,000	19,998
General Electric Co. 0.13% due 9/4/2012	14,000	14,000
Abbott Laboratories 0.17% due 9/17/20123	12,600	12,599
Private Export Funding Corp. 0.24% due 11/19/20123	5,200	5,197

Total short-term securities (cost: $3,653,142,000)		3,653,327

Total investment securities (cost: $19,197,218,000)		$24,656,212
Other assets less liabilities		(11,114)

Net assets		$24,645,098

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $704,917,000, which represented 2.86% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-902-1012O-S32859

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2012

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: October 31, 2012